Chapter 11 - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganizations [Abstract]
Advisory and professional fees after filing	$ (127)
Remeasurement of terminated lease to allowed claim	(186)
Interest income on surplus cash	3
Total reorganization items, net	$ (310)	$ 0	$ 0